Earnings Per Share (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase of common stock		$ 5,498	$ 2,417	$ 609
Repurchase of common stock (in shares)		142.0
Stock Repurchase Program
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase of common stock	$ 4,000
Repurchase of common stock (in shares)	104.8